SCHEDULE OF ACCRUALS AND OTHER CURRENT LIABILITIES (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
North Water Investment Group Holdings Limited [Member]
Restructuring Cost and Reserve [Line Items]
Accrued marketing expenses				$ 422,374	$ 422,374
Accrued professional expenses				117,783	125,783
Accrued data and IT service expenses				39,119	37,494
Accrued trading-related expenses				4,866	4,866
Accrued payroll and related payments				33,666
Accrued utilities and office expenses				3,247	3,434
Others				5,553	1,180
Accrued utilities and office expenses			$ 81,025	626,608	595,131
Accruals and other current liabilities			$ 81,025	626,608	$ 595,131
Mango Financial Group Limited [Member]
Restructuring Cost and Reserve [Line Items]
Payables to clearing organizations		$ 1,298,125		1
Accrued marketing expenses		422,374		422,374
Accrued professional expenses		72,783		117,783
Accrued data and IT service expenses		37,494		39,119
Accrued trading-related expenses		4,866		4,866
Accrued payroll and related payments				33,666
Accrued utilities and office expenses		6,355		3,247
Others		2,590		5,552
Accrued utilities and office expenses	$ 235,881	1,844,587		626,608
Accruals and other current liabilities	$ 235,881	$ 1,844,587		$ 626,608